Financial instruments (Details 2) - CHF (SFr) SFr in Millions	Dec. 31, 2015	Dec. 31, 2014
Assets
Cash and Due from Banks	SFr 89	SFr 304
Interest-bearing deposits with banks	2	0
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	83,565	104,283
Securities received as collateral	28,511	26,854
Trading assets	190,737	241,131
Investment securities	3,090	2,791
Other investments	4,237	5,654
Loans	20,820	22,913
Other intangible assets (mortgage servicing rights), at fair value	112	70
Other assets	25,627	32,320
Netting impact	(245,100)	(590,000)
Recurring basis
Assets
Cash and Due from Banks	89	304
Interest-bearing deposits with banks	2
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	83,565	104,283
Securities received as collateral	28,511	26,854
Trading assets	190,737	241,131
Investment securities	3,090	2,791
Other investments	4,237	5,654
Loans	20,820	22,913
Loans - of which commercial and industrial	11,546	11,669
Loans - of which financial institutions	5,831	7,721
Other intangible assets (mortgage servicing rights), at fair value	112	70
Other assets	25,627	32,320
Other assets - of which loans held-for-sale	21,146	22,958
Netting impact	(245,254)	(590,011)
Total assets at fair value	356,790	436,320
Less other investments - equity at fair value attributable to noncontrolling interests	(601)	(1,029)
Less assets consolidated under ASU 2009-17	(12,770)	(12,278)
Assets at fair value excluding noncontrolling interests and assets not risk-weighted under the Basel framework	343,419	423,013
Recurring basis | Private equity
Assets
Other investments	1,042	1,286
Recurring basis | Private equity - of which equity funds
Assets
Other investments	437	585
Recurring basis | Hedge funds
Assets
Other investments	295	533
Recurring basis | Hedge funds - of which debt funds
Assets
Other investments	260	483
Recurring basis | Other equity investments
Assets
Other investments	1,229	2,001
Recurring basis | Other equity investments - of which private
Assets
Other investments	1,219	1,920
Recurring basis | Life finance instruments
Assets
Other investments	1,671	1,834
Recurring basis | Debt securities
Assets
Securities received as collateral	1,304	902
Trading assets	80,542	94,391
Investment securities	3,004	2,683
Recurring basis | Debt securities | Debt securities issued by foreign governments
Assets
Trading assets	31,732	37,031
Investment securities	1,416	2,066
Recurring basis | Debt securities | Corporate debt securities
Assets
Securities received as collateral	261	745
Trading assets	17,520	23,956
Investment securities	285	313
Recurring basis | Debt securities | RMBS
Assets
Trading assets	23,116	22,762
Investment securities	750
Recurring basis | Debt securities | CMBS
Assets
Trading assets	4,139	5,550
Investment securities	259
Recurring basis | Debt securities | Collateralized debt obligations
Assets
Trading assets	3,615	4,606
Recurring basis | Equity securities
Assets
Securities received as collateral	27,207	25,952
Trading assets	70,961	94,294
Investment securities	86	108
Recurring basis | Derivative instruments
Assets
Trading assets	28,365	38,012
Netting impact	(244,105)	(588,917)
Recurring basis | Other
Assets
Trading assets	10,869	14,434
Recurring basis | Other assets
Assets
Netting impact	(1,149)	(1,094)
Level 1 | Recurring basis
Assets
Cash and Due from Banks	0	0
Interest-bearing deposits with banks	0
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	0	0
Securities received as collateral	27,952	26,029
Trading assets	96,843	125,723
Investment securities	1,540	2,370
Other investments	0	77
Loans	0	0
Loans - of which commercial and industrial	0	0
Loans - of which financial institutions	0	0
Other intangible assets (mortgage servicing rights), at fair value	0	0
Other assets	687	2,457
Other assets - of which loans held-for-sale	0	0
Total assets at fair value	127,022	156,656
Less other investments - equity at fair value attributable to noncontrolling interests	0	(75)
Less assets consolidated under ASU 2009-17	0	0
Assets at fair value excluding noncontrolling interests and assets not risk-weighted under the Basel framework	127,022	156,581
Level 1 | Recurring basis | Private equity
Assets
Other investments	0	0
Level 1 | Recurring basis | Private equity - of which equity funds
Assets
Other investments	0	0
Level 1 | Recurring basis | Hedge funds
Assets
Other investments	0	0
Level 1 | Recurring basis | Hedge funds - of which debt funds
Assets
Other investments	0	0
Level 1 | Recurring basis | Other equity investments
Assets
Other investments	0	77
Level 1 | Recurring basis | Other equity investments - of which private
Assets
Other investments	0	0
Level 1 | Recurring basis | Life finance instruments
Assets
Other investments	0	0
Level 1 | Recurring basis | Debt securities
Assets
Securities received as collateral	811	121
Trading assets	27,932	31,937
Investment securities	1,538	2,368
Level 1 | Recurring basis | Debt securities | Debt securities issued by foreign governments
Assets
Trading assets	27,710	31,708
Investment securities	1,322	2,066
Level 1 | Recurring basis | Debt securities | Corporate debt securities
Assets
Securities received as collateral	0	0
Trading assets	13	28
Investment securities	0	0
Level 1 | Recurring basis | Debt securities | RMBS
Assets
Trading assets	0	0
Investment securities	0
Level 1 | Recurring basis | Debt securities | CMBS
Assets
Trading assets	0	0
Investment securities	0
Level 1 | Recurring basis | Debt securities | Collateralized debt obligations
Assets
Trading assets	0	0
Level 1 | Recurring basis | Equity securities
Assets
Securities received as collateral	27,141	25,908
Trading assets	64,252	86,333
Investment securities	2	2
Level 1 | Recurring basis | Derivative instruments
Assets
Trading assets	2,625	4,467
Level 1 | Recurring basis | Derivative instruments | Interest rate derivatives
Assets
Trading assets	657	1,616
Level 1 | Recurring basis | Derivative instruments | Foreign exchange derivatives
Assets
Trading assets	104	118
Level 1 | Recurring basis | Derivative instruments | Equity/Index-related products
Assets
Trading assets	1,857	2,711
Level 1 | Recurring basis | Derivative instruments | Credit derivatives
Assets
Trading assets	0	0
Level 1 | Recurring basis | Other
Assets
Trading assets	2,034	2,986
Level 2 | Recurring basis
Assets
Cash and Due from Banks	89	304
Interest-bearing deposits with banks	2
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	83,407	104,206
Securities received as collateral	559	825
Trading assets	322,851	687,145
Investment securities	1,402	418
Other investments	179	294
Loans	11,870	13,560
Loans - of which commercial and industrial	5,811	5,816
Loans - of which financial institutions	4,102	6,227
Other intangible assets (mortgage servicing rights), at fair value	0	0
Other assets	19,002	23,489
Other assets - of which loans held-for-sale	14,378	16,107
Total assets at fair value	439,361	830,241
Less other investments - equity at fair value attributable to noncontrolling interests	(18)	(133)
Less assets consolidated under ASU 2009-17	(9,212)	(9,123)
Assets at fair value excluding noncontrolling interests and assets not risk-weighted under the Basel framework	430,131	820,985
Level 2 | Recurring basis | Private equity
Assets
Other investments	0	0
Level 2 | Recurring basis | Private equity - of which equity funds
Assets
Other investments	0	0
Level 2 | Recurring basis | Hedge funds
Assets
Other investments	98	219
Level 2 | Recurring basis | Hedge funds - of which debt funds
Assets
Other investments	68	181
Level 2 | Recurring basis | Other equity investments
Assets
Other investments	79	75
Level 2 | Recurring basis | Other equity investments - of which private
Assets
Other investments	70	70
Level 2 | Recurring basis | Life finance instruments
Assets
Other investments	2	0
Level 2 | Recurring basis | Debt securities
Assets
Securities received as collateral	493	781
Trading assets	48,046	57,989
Investment securities	1,318	315
Level 2 | Recurring basis | Debt securities | Debt securities issued by foreign governments
Assets
Trading assets	3,737	4,869
Investment securities	94	0
Level 2 | Recurring basis | Debt securities | Corporate debt securities
Assets
Securities received as collateral	261	745
Trading assets	15,761	22,493
Investment securities	285	313
Level 2 | Recurring basis | Debt securities | RMBS
Assets
Trading assets	22,302	22,150
Investment securities	602
Level 2 | Recurring basis | Debt securities | CMBS
Assets
Trading assets	3,924	5,293
Investment securities	259
Level 2 | Recurring basis | Debt securities | Collateralized debt obligations
Assets
Trading assets	2,317	3,185
Level 2 | Recurring basis | Equity securities
Assets
Securities received as collateral	66	44
Trading assets	5,222	6,395
Investment securities	84	103
Level 2 | Recurring basis | Derivative instruments
Assets
Trading assets	265,014	615,639
Level 2 | Recurring basis | Derivative instruments | Interest rate derivatives
Assets
Trading assets	167,173	466,890
Level 2 | Recurring basis | Derivative instruments | Foreign exchange derivatives
Assets
Trading assets	59,740	89,101
Level 2 | Recurring basis | Derivative instruments | Equity/Index-related products
Assets
Trading assets	19,803	26,644
Level 2 | Recurring basis | Derivative instruments | Credit derivatives
Assets
Trading assets	16,267	24,451
Level 2 | Recurring basis | Other
Assets
Trading assets	4,569	7,122
Level 3 | Recurring basis
Assets
Cash and Due from Banks	0	0
Interest-bearing deposits with banks	0
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	158	77
Securities received as collateral	0	0
Trading assets	15,148	17,180
Investment securities	148	3
Other investments	4,058	5,283
Loans	8,950	9,353
Loans - of which commercial and industrial	5,735	5,853
Loans - of which financial institutions	1,729	1,494
Other intangible assets (mortgage servicing rights), at fair value	112	70
Other assets	7,087	7,468
Other assets - of which loans held-for-sale	6,768	6,851
Total assets at fair value	35,661	39,434
Less other investments - equity at fair value attributable to noncontrolling interests	(583)	(821)
Less assets consolidated under ASU 2009-17	(3,558)	(3,155)
Assets at fair value excluding noncontrolling interests and assets not risk-weighted under the Basel framework	31,520	35,458
Level 3 | Recurring basis | Private equity
Assets
Other investments	1,042	1,286
Level 3 | Recurring basis | Private equity - of which equity funds
Assets
Other investments	437	585
Level 3 | Recurring basis | Hedge funds
Assets
Other investments	197	314
Level 3 | Recurring basis | Hedge funds - of which debt funds
Assets
Other investments	192	302
Level 3 | Recurring basis | Other equity investments
Assets
Other investments	1,150	1,849
Level 3 | Recurring basis | Other equity investments - of which private
Assets
Other investments	1,149	1,850
Level 3 | Recurring basis | Life finance instruments
Assets
Other investments	1,669	1,834
Level 3 | Recurring basis | Debt securities
Assets
Securities received as collateral	0	0
Trading assets	4,564	4,465
Investment securities	148	0
Level 3 | Recurring basis | Debt securities | Debt securities issued by foreign governments
Assets
Trading assets	285	454
Investment securities	0	0
Level 3 | Recurring basis | Debt securities | Corporate debt securities
Assets
Securities received as collateral	0	0
Trading assets	1,746	1,435
Investment securities	0	0
Level 3 | Recurring basis | Debt securities | RMBS
Assets
Trading assets	814	612
Investment securities	148
Level 3 | Recurring basis | Debt securities | CMBS
Assets
Trading assets	215	257
Investment securities	0
Level 3 | Recurring basis | Debt securities | Collateralized debt obligations
Assets
Trading assets	1,298	1,421
Level 3 | Recurring basis | Equity securities
Assets
Securities received as collateral	0	0
Trading assets	1,487	1,566
Investment securities	0	3
Level 3 | Recurring basis | Derivative instruments
Assets
Trading assets	4,831	6,823
Level 3 | Recurring basis | Derivative instruments | Interest rate derivatives
Assets
Trading assets	791	1,803
Level 3 | Recurring basis | Derivative instruments | Foreign exchange derivatives
Assets
Trading assets	383	301
Level 3 | Recurring basis | Derivative instruments | Equity/Index-related products
Assets
Trading assets	936	1,063
Level 3 | Recurring basis | Derivative instruments | Credit derivatives
Assets
Trading assets	1,568	2,569
Level 3 | Recurring basis | Other
Assets
Trading assets	4,266	4,326
Bank
Assets
Cash and Due from Banks	89	304
Interest-bearing deposits with banks	2	0
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	83,565	104,283
Securities received as collateral	28,511	26,854
Trading assets	191,096	241,313
Investment securities	2,698	2,379
Other investments	4,227	5,642
Loans	20,820	22,913
Other intangible assets (mortgage servicing rights), at fair value	112	70
Other assets	25,626	32,321
Netting impact	(245,100)	(590,300)
Bank | Recurring basis
Assets
Cash and Due from Banks	89	304
Interest-bearing deposits with banks	2
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	83,565	104,283
Securities received as collateral	28,511	26,854
Trading assets	191,096	241,313
Investment securities	2,698	2,379
Other investments	4,227	5,642
Loans	20,820	22,913
Loans - of which commercial and industrial	11,546	11,669
Loans - of which financial institutions	5,831	7,721
Other intangible assets (mortgage servicing rights), at fair value	112	70
Other assets	25,626	32,321
Other assets - of which loans held-for-sale	21,146	22,958
Netting impact	(245,250)	(590,298)
Total assets at fair value	356,746	436,079
Less other investments - equity at fair value attributable to noncontrolling interests	(601)	(1,029)
Less assets consolidated under ASU 2009-17	(12,770)	(12,278)
Assets at fair value excluding noncontrolling interests and assets not risk-weighted under the Basel framework	343,375	422,772
Bank | Recurring basis | Private equity
Assets
Other investments	1,033	1,268
Bank | Recurring basis | Private equity - of which equity funds
Assets
Other investments	428	567
Bank | Recurring basis | Hedge funds
Assets
Other investments	295	533
Bank | Recurring basis | Hedge funds - of which debt funds
Assets
Other investments	260	483
Bank | Recurring basis | Other equity investments
Assets
Other investments	1,228	2,007
Bank | Recurring basis | Other equity investments - of which private
Assets
Other investments	1,219	1,925
Bank | Recurring basis | Life finance instruments
Assets
Other investments	1,671	1,834
Bank | Recurring basis | Debt securities
Assets
Securities received as collateral	1,304	902
Trading assets	80,546	94,405
Investment securities	2,612	2,271
Bank | Recurring basis | Debt securities | Debt securities issued by foreign governments
Assets
Trading assets	31,732	37,031
Investment securities	1,322	1,962
Bank | Recurring basis | Debt securities | Corporate debt securities
Assets
Securities received as collateral	261	745
Trading assets	17,524	23,970
Investment securities	281	309
Bank | Recurring basis | Debt securities | RMBS
Assets
Trading assets	23,116	22,762
Investment securities	750
Bank | Recurring basis | Debt securities | CMBS
Assets
Trading assets	4,139	5,550
Investment securities	259
Bank | Recurring basis | Debt securities | Collateralized debt obligations
Assets
Trading assets	3,615	4,606
Bank | Recurring basis | Equity securities
Assets
Securities received as collateral	27,207	25,952
Trading assets	71,102	94,493
Investment securities	86	108
Bank | Recurring basis | Derivative instruments
Assets
Trading assets	28,579	37,979
Netting impact	(244,239)	(589,323)
Bank | Recurring basis | Other
Assets
Trading assets	10,869	14,436
Bank | Recurring basis | Other assets
Assets
Netting impact	(1,011)	(975)
Bank | Level 1 | Recurring basis
Assets
Cash and Due from Banks	0	0
Interest-bearing deposits with banks	0
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	0	0
Securities received as collateral	27,952	26,029
Trading assets	96,984	125,923
Investment securities	1,324	1,964
Other investments	0	77
Loans	0	0
Loans - of which commercial and industrial	0	0
Loans - of which financial institutions	0	0
Other intangible assets (mortgage servicing rights), at fair value	0	0
Other assets	687	2,457
Other assets - of which loans held-for-sale	0	0
Total assets at fair value	126,947	156,450
Less other investments - equity at fair value attributable to noncontrolling interests	0	(75)
Less assets consolidated under ASU 2009-17	0	0
Assets at fair value excluding noncontrolling interests and assets not risk-weighted under the Basel framework	126,947	156,375
Bank | Level 1 | Recurring basis | Private equity
Assets
Other investments	0	0
Bank | Level 1 | Recurring basis | Private equity - of which equity funds
Assets
Other investments	0	0
Bank | Level 1 | Recurring basis | Hedge funds
Assets
Other investments	0	0
Bank | Level 1 | Recurring basis | Hedge funds - of which debt funds
Assets
Other investments	0	0
Bank | Level 1 | Recurring basis | Other equity investments
Assets
Other investments	0	77
Bank | Level 1 | Recurring basis | Other equity investments - of which private
Assets
Other investments	0	0
Bank | Level 1 | Recurring basis | Life finance instruments
Assets
Other investments	0	0
Bank | Level 1 | Recurring basis | Debt securities
Assets
Securities received as collateral	811	121
Trading assets	27,932	31,937
Investment securities	1,322	1,962
Bank | Level 1 | Recurring basis | Debt securities | Debt securities issued by foreign governments
Assets
Trading assets	27,710	31,708
Investment securities	1,322	1,962
Bank | Level 1 | Recurring basis | Debt securities | Corporate debt securities
Assets
Securities received as collateral	0	0
Trading assets	13	28
Investment securities	0	0
Bank | Level 1 | Recurring basis | Debt securities | RMBS
Assets
Trading assets	0	0
Investment securities	0
Bank | Level 1 | Recurring basis | Debt securities | CMBS
Assets
Trading assets	0	0
Investment securities	0
Bank | Level 1 | Recurring basis | Debt securities | Collateralized debt obligations
Assets
Trading assets	0	0
Bank | Level 1 | Recurring basis | Equity securities
Assets
Securities received as collateral	27,141	25,908
Trading assets	64,393	86,532
Investment securities	2	2
Bank | Level 1 | Recurring basis | Derivative instruments
Assets
Trading assets	2,625	4,467
Bank | Level 1 | Recurring basis | Derivative instruments | Interest rate derivatives
Assets
Trading assets	657	1,616
Bank | Level 1 | Recurring basis | Derivative instruments | Foreign exchange derivatives
Assets
Trading assets	104	118
Bank | Level 1 | Recurring basis | Derivative instruments | Equity/Index-related products
Assets
Trading assets	1,857	2,711
Bank | Level 1 | Recurring basis | Derivative instruments | Credit derivatives
Assets
Trading assets	0	0
Bank | Level 1 | Recurring basis | Other
Assets
Trading assets	2,034	2,987
Bank | Level 2 | Recurring basis
Assets
Cash and Due from Banks	89	304
Interest-bearing deposits with banks	2
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	83,407	104,206
Securities received as collateral	559	825
Trading assets	323,203	687,533
Investment securities	1,226	412
Other investments	179	294
Loans	11,870	13,560
Loans - of which commercial and industrial	5,811	5,816
Loans - of which financial institutions	4,102	6,227
Other intangible assets (mortgage servicing rights), at fair value	0	0
Other assets	18,863	23,371
Other assets - of which loans held-for-sale	14,378	16,107
Total assets at fair value	439,398	830,505
Less other investments - equity at fair value attributable to noncontrolling interests	(18)	(133)
Less assets consolidated under ASU 2009-17	(9,212)	(9,123)
Assets at fair value excluding noncontrolling interests and assets not risk-weighted under the Basel framework	430,168	821,249
Bank | Level 2 | Recurring basis | Private equity
Assets
Other investments	0	0
Bank | Level 2 | Recurring basis | Private equity - of which equity funds
Assets
Other investments	0	0
Bank | Level 2 | Recurring basis | Hedge funds
Assets
Other investments	98	219
Bank | Level 2 | Recurring basis | Hedge funds - of which debt funds
Assets
Other investments	68	181
Bank | Level 2 | Recurring basis | Other equity investments
Assets
Other investments	79	75
Bank | Level 2 | Recurring basis | Other equity investments - of which private
Assets
Other investments	70	70
Bank | Level 2 | Recurring basis | Life finance instruments
Assets
Other investments	2	0
Bank | Level 2 | Recurring basis | Debt securities
Assets
Securities received as collateral	493	781
Trading assets	48,050	58,003
Investment securities	1,142	309
Bank | Level 2 | Recurring basis | Debt securities | Debt securities issued by foreign governments
Assets
Trading assets	3,737	4,869
Investment securities	0	0
Bank | Level 2 | Recurring basis | Debt securities | Corporate debt securities
Assets
Securities received as collateral	261	745
Trading assets	15,765	22,507
Investment securities	281	309
Bank | Level 2 | Recurring basis | Debt securities | RMBS
Assets
Trading assets	22,302	22,150
Investment securities	602
Bank | Level 2 | Recurring basis | Debt securities | CMBS
Assets
Trading assets	3,924	5,293
Investment securities	259
Bank | Level 2 | Recurring basis | Debt securities | Collateralized debt obligations
Assets
Trading assets	2,317	3,185
Bank | Level 2 | Recurring basis | Equity securities
Assets
Securities received as collateral	66	44
Trading assets	5,222	6,395
Investment securities	84	103
Bank | Level 2 | Recurring basis | Derivative instruments
Assets
Trading assets	265,362	616,012
Bank | Level 2 | Recurring basis | Derivative instruments | Interest rate derivatives
Assets
Trading assets	167,269	467,002
Bank | Level 2 | Recurring basis | Derivative instruments | Foreign exchange derivatives
Assets
Trading assets	59,742	89,102
Bank | Level 2 | Recurring basis | Derivative instruments | Equity/Index-related products
Assets
Trading assets	20,053	26,904
Bank | Level 2 | Recurring basis | Derivative instruments | Credit derivatives
Assets
Trading assets	16,267	24,451
Bank | Level 2 | Recurring basis | Other
Assets
Trading assets	4,569	7,123
Bank | Level 3 | Recurring basis
Assets
Cash and Due from Banks	0	0
Interest-bearing deposits with banks	0
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	158	77
Securities received as collateral	0	0
Trading assets	15,148	17,180
Investment securities	148	3
Other investments	4,048	5,271
Loans	8,950	9,353
Loans - of which commercial and industrial	5,735	5,853
Loans - of which financial institutions	1,729	1,494
Other intangible assets (mortgage servicing rights), at fair value	112	70
Other assets	7,087	7,468
Other assets - of which loans held-for-sale	6,768	6,851
Total assets at fair value	35,651	39,422
Less other investments - equity at fair value attributable to noncontrolling interests	(583)	(821)
Less assets consolidated under ASU 2009-17	(3,558)	(3,155)
Assets at fair value excluding noncontrolling interests and assets not risk-weighted under the Basel framework	31,510	35,446
Bank | Level 3 | Recurring basis | Private equity
Assets
Other investments	1,033	1,268
Bank | Level 3 | Recurring basis | Private equity - of which equity funds
Assets
Other investments	428	567
Bank | Level 3 | Recurring basis | Hedge funds
Assets
Other investments	197	314
Bank | Level 3 | Recurring basis | Hedge funds - of which debt funds
Assets
Other investments	192	302
Bank | Level 3 | Recurring basis | Other equity investments
Assets
Other investments	1,149	1,855
Bank | Level 3 | Recurring basis | Other equity investments - of which private
Assets
Other investments	1,149	1,855
Bank | Level 3 | Recurring basis | Life finance instruments
Assets
Other investments	1,669	1,834
Bank | Level 3 | Recurring basis | Debt securities
Assets
Securities received as collateral	0	0
Trading assets	4,564	4,465
Investment securities	148	0
Bank | Level 3 | Recurring basis | Debt securities | Debt securities issued by foreign governments
Assets
Trading assets	285	454
Investment securities	0	0
Bank | Level 3 | Recurring basis | Debt securities | Corporate debt securities
Assets
Securities received as collateral	0	0
Trading assets	1,746	1,435
Investment securities	0	0
Bank | Level 3 | Recurring basis | Debt securities | RMBS
Assets
Trading assets	814	612
Investment securities	148
Bank | Level 3 | Recurring basis | Debt securities | CMBS
Assets
Trading assets	215	257
Investment securities	0
Bank | Level 3 | Recurring basis | Debt securities | Collateralized debt obligations
Assets
Trading assets	1,298	1,421
Bank | Level 3 | Recurring basis | Equity securities
Assets
Securities received as collateral	0	0
Trading assets	1,487	1,566
Investment securities	0	3
Bank | Level 3 | Recurring basis | Derivative instruments
Assets
Trading assets	4,831	6,823
Bank | Level 3 | Recurring basis | Derivative instruments | Interest rate derivatives
Assets
Trading assets	791	1,803
Bank | Level 3 | Recurring basis | Derivative instruments | Foreign exchange derivatives
Assets
Trading assets	383	301
Bank | Level 3 | Recurring basis | Derivative instruments | Equity/Index-related products
Assets
Trading assets	936	1,063
Bank | Level 3 | Recurring basis | Derivative instruments | Credit derivatives
Assets
Trading assets	1,568	2,569
Bank | Level 3 | Recurring basis | Other
Assets
Trading assets	SFr 4,266	SFr 4,326